Capital and reserves - Summary of Reserves and Other Equity Interest (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	$ 96,843	$ 98,387	$ 112,642
Profit (loss) for the year	[1],[2]	3,468	172	(6,400)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)		1,771	362	(3,899)
Available-for-sale investments (including recycling)		14	1	1
Cash flow hedges (including recycling)		396	(331)	73
Share of items relating to equity-accounted entities, net of tax	[2]	564	833	(814)
Other		(72)	(96)	80
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		2,343	(1,757)	2,742
Share of items relating to equity-accounted entities, net of tax	[2]	0	0	(1)
Total comprehensive income	[1],[2]	8,484	(816)	(8,218)
Dividends	[1],[3]	(6,294)	(4,718)	(6,750)
Repurchase of ordinary share capital	[1]	(343)
Share-based payments, net of tax	[1]	687	2,991	656
Share of equity-accounted entities’ changes in equity, net of tax	[1]	215	106	40
Transactions involving non-controlling interests, net of tax	[1]	812	893	17
Equity outstanding, end of period	[1]	100,404	$ 96,843	98,387
Abu Dhabi
Items that will not be reclassified to profit or loss
Proportion of ownership interest in concession			10.00%
Total share capital and capital reserves
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	46,122	$ 43,902	43,902
Items that will not be reclassified to profit or loss
Dividends		0	0	0
Repurchase of ordinary share capital		0
Share-based payments, net of tax	[1]	0	2,220
Equity outstanding, end of period	[1]	46,122	46,122	43,902
Share capital
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		5,284	5,049	5,023
Items that will not be reclassified to profit or loss
Dividends		72	137	26
Repurchase of ordinary share capital		(13)
Share-based payments, net of tax			98
Equity outstanding, end of period		5,343	5,284	5,049
Share premium account
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		12,219	10,234	10,260
Items that will not be reclassified to profit or loss
Dividends		(72)	(137)	(26)
Share-based payments, net of tax			2,122
Equity outstanding, end of period		12,147	12,219	10,234
Capital redemption reserve
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		1,413	1,413	1,413
Items that will not be reclassified to profit or loss
Repurchase of ordinary share capital		13
Equity outstanding, end of period		1,426	1,413	1,413
Merger reserve
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		27,206	27,206	27,206
Items that will not be reclassified to profit or loss
Equity outstanding, end of period		27,206	27,206	27,206
Treasury shares
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(18,443)	(19,964)	(20,719)
Items that will not be reclassified to profit or loss
Share-based payments, net of tax	[1]	1,485	1,521	755
Equity outstanding, end of period	[1]	(16,958)	(18,443)	(19,964)
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(6,878)	(7,267)	(3,409)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)		1,722	389	(3,858)
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	1,722	389	(3,858)
Equity outstanding, end of period	[1]	(5,156)	(6,878)	(7,267)
Available- for-sale investments
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		3	2	1
Items that may be reclassified subsequently to profit or loss
Available-for-sale investments (including recycling)		14	1	1
Items that will not be reclassified to profit or loss
Total comprehensive income		14	1	1
Equity outstanding, end of period		17	3	2
Cash flow hedges
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(1,156)	(825)	(898)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges (including recycling)		396	(331)	73
Items that will not be reclassified to profit or loss
Total comprehensive income		396	(331)	73
Equity outstanding, end of period		(760)	(1,156)	(825)
Total fair value reserves
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(1,153)	(823)	(897)
Items that may be reclassified subsequently to profit or loss
Available-for-sale investments (including recycling)		14	1	1
Cash flow hedges (including recycling)		396	(331)	73
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	410	(330)	74
Equity outstanding, end of period	[1]	(743)	(1,153)	(823)
Profit and loss account
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	75,638	81,368	92,564
Profit (loss) for the year	[1]	3,389	115	(6,482)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)		(3)
Share of items relating to equity-accounted entities, net of tax		564	833	(814)
Other		(72)	(96)	80
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		2,343	(1,757)	2,742
Share of items relating to equity-accounted entities, net of tax				(1)
Total comprehensive income	[1]	6,221	(905)	(4,475)
Dividends	[1],[3]	(6,153)	(4,611)	(6,659)
Repurchase of ordinary share capital	[1]	(343)
Share-based payments, net of tax	[1]	(798)	(750)	(99)
Share of equity-accounted entities’ changes in equity, net of tax	[1]	215	106	40
Transactions involving non-controlling interests, net of tax	[1]	446	430	(3)
Equity outstanding, end of period	[1]	75,226	75,638	81,368
BP shareholders’ equity
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	95,286	97,216	111,441
Profit (loss) for the year	[1]	3,389	115	(6,482)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)		1,719	389	(3,858)
Available-for-sale investments (including recycling)		14	1	1
Cash flow hedges (including recycling)		396	(331)	73
Share of items relating to equity-accounted entities, net of tax		564	833	(814)
Other		(72)	(96)	80
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		2,343	(1,757)	2,742
Share of items relating to equity-accounted entities, net of tax				(1)
Total comprehensive income	[1]	8,353	(846)	(8,259)
Dividends	[1],[3]	(6,153)	(4,611)	(6,659)
Repurchase of ordinary share capital	[1]	(343)
Share-based payments, net of tax	[1]	687	2,991	656
Share of equity-accounted entities’ changes in equity, net of tax	[1]	215	106	40
Transactions involving non-controlling interests, net of tax	[1]	446	430	(3)
Equity outstanding, end of period	[1]	98,491	95,286	97,216
Non- controlling interests
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	1,557	1,171	1,201
Profit (loss) for the year	[1]	79	57	82
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)		52	(27)	(41)
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	131	30	41
Dividends	[1],[3]	(141)	(107)	(91)
Transactions involving non-controlling interests, net of tax	[1]	366	463	20
Equity outstanding, end of period	[1]	1,913	$ 1,557	$ 1,171
IPO | BP Midstream Partners LP
Items that will not be reclassified to profit or loss
Proceeds form issuance of equity		$ 811

[1]	See Note 30 for further information.
[2]	See Note 30 for further information.
[3]	See Note 8 for further information.